Provisions and contingent liabilities - Additional Information (Detail) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Apr. 02, 2025 USD ($)	Apr. 02, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)
Disclosure of contingent liabilities [line items]
Provisions and contingent liabilities tax matters, administrative proceeding	$ 5.5			R$ 34.1
Provisions and contingent liabilities tax matters, administrative court	2.1			13.0
Tax contingency related to ISS on service revenues		$ 1.0	R$ 6.1		$ 10.0	R$ 62.0
Disclosed civil legal contingencies	73.1			452.5
Labor-related contingent liabilities	0.2			R$ 1.0
Over services municipal tax, additional loss | Pátria Investimentos Ltda. [Member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 4.2